Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information
Entity Registrant Name	Trellis Earth Products Inc
Entity Central Index Key	0001417139
Document Type	S-1
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

BALANCE SHEETS (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 31,464	$ 21,954
Accounts receivable, net	269,202	224,676
Inventory, net	411,023	475,786
Prepaid expenses and other current assets	9,063	8,963
Total current assets	720,752	731,379
PROPERTY, PLANT AND EQUIPMENT, NET	104,381	94,739
TOTAL ASSETS	825,133	826,118
CURRENT LIABILITIES:
Accounts payable - trade	196,609	83,798
Accounts payable - Zwest	305,215	801,531
Accrued liabilities	266,713	180,853
Notes payable - current portion	35,000	235,000
Notes payable - related parties	145,679	145,679
Accrued interest - related party	59,096	59,096
Total current liabilities	1,008,312	1,505,957
Note payable - long term	550,000	100,000
TOTAL LIABILITIES	1,558,312	1,605,957
Commitments and contingencies
STOCKHOLDERS' DEFICIT:
Preferred stock, $0.001 par value, 20,000,000 shares authorized, 8,000,000 seed series convertible preferred stock designated, 1,799,331 and 1,399,331 seed series shares issued and outstanding respectively	1,799	1,399
Common stock, $0.001 par value, 100,000,000 shares authorized, 5,080,750 and 4,807,750 shares issued, respectively and 4,080,750 and 3,807,750 shares outstanding, respectively	5,081	4,808
Additional paid in capital	2,183,283	1,437,958
Treasury stock, at cost, 1,000,000 shares	(100,000)	(100,000)
Accumulated deficit	(2,823,342)	(2,124,004)
Total stockholders' deficit	(733,179)	(779,839)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICITS	$ 825,133	$ 826,118

BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Convertible preferred stock, seed series convertible preferred stock designated	8,000,000	8,000,000
Preferred stock, shares issued	1,799,331	1,399,331
Preferred stock, shares outstanding	1,799,331	1,399,331
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	5,080,750	4,807,750
Common stock, shares outstanding	4,080,750	3,807,750
Treasury stock, shares	1,000,000	1,000,000

STATEMENTS OF OPERATIONS (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Income Statement [Abstract]
REVENUES	$ 1,389,877	$ 1,132,688
COST OF REVENUES	1,031,557	774,281
GROSS PROFIT	358,320	358,407
OPERATING EXPENSES:
Selling, general and administrative expenses	948,927	441,750
Research and development expenses	33,600	21,000
Depreciation expense	4,595	4,328
LOSS FROM OPERATIONS	(628,802)	(108,671)
OTHER INCOME (EXPENSE):
Interest expense	(70,536)	(49,877)
NET LOSS	$ (699,338)	$ (158,548)
Net loss per share - basic and diluted	$ (0.18)	$ (0.04)
Weighted average common shares outstanding - basic and diluted	3,963,151	3,760,899

STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Statement of Cash Flows [Abstract]
Net loss	$ (699,338)	$ (158,548)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation expense	4,595	4,328
Preferred stock issued for rent		34,320
Common stock issued for services	225,000	42,107
Changes in operating assets and liabilities
Accounts receivable	(44,526)	23,078
Inventory	64,763	252,175
Prepaid expenses and other current assets	(100)	3,449
Accounts payable - trade	112,811	(85,308)
Accounts payable - Zwest	(46,316)	261,385
Accrued expenses	85,856	(6,385)
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(297,255)	370,601
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(14,235)	(2,917)
CASH USED IN INVESTING ACTIVITIES	(14,235)	(2,917)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sales of common stock	321,000
Payments of debt - Zwest		(287,062)
Proceeds from issuance of debt		3,000
Payments of related party debts		(15,000)
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	321,000	(299,062)
NET CHANGE IN CASH	9,510	68,622
CASH AT BEGINNING OF THE PERIOD	21,954	38,405
CASH AT PERIOD END	31,464	107,027
Supplemental information:
Cash paid for taxes
Cash paid for interest	24,984	54,806
Other non-cash investing and financing activities:
Convert accounts payable to note payable	450,000
Preferred shares issued to retire debt	$ 200,000	$ 30,000

DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2011
Description Of Business And Basis Of Presentation
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
NOTE A – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

1.	Nature of operations

Trellis Earth Products, Inc. (the “Company”) is an Oregon corporation incorporated on December 5, 2006. The Company reincorporated in the State of Nevada on August 8, 2011. The Company engages in the distribution and sale of starch-based biodegradable disposable containers, tableware, and packaging materials. The Company offers its customers starch-based food and beverage containers and utensils made from biodegradable material, including cups, plates, and bowls; and traveling, picnic, and outdoor tableware products.

2.	Basis of presentation

The accompanying unaudited interim financial statements as of June 30, 2011 and December 31, 2010 and for the six months ended June 30, 2011 and 2010 have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP") for interim financial information, and pursuant to the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission ("SEC") an on the same basis as the annual audited financial statements. The financial statements as of and for the six months ended June 30, 2011 and 2010 are unaudited. In the opinion of the management, these financial statements included all adjustments, which, unless otherwise disclosed, are of a normal recurring nature, necessary for a fair presentation of the financial position, results of operations, and cash flows for the period presented.

The results for interim periods are not necessary indicative of results for the entire year. The balance sheet at December 31, 2010 has been derived from audited financial statements; however, the notes to the financial statements do not include all of the information and notes required by accounting principles generally accepted in the United States of America for complete financial statements. The accompanying unaudited interim financial statements should be read in conjunction with the financial statements and noted thereto included in the audited financial statements presented elsewhere herein.

As of September 15, 2011, the Company effected a one-for-two reverse stock split of its outstanding common stock. Accordingly, all share and per share amounts for all periods presented in these financial statements and notes thereto, have been adjusted retroactively, where applicable, to reflect this reverse stock split.

3.	Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and that affect the reported amounts of revenues and expenses during the reporting period. Significant estimates include those with respect to the fair value of financial instruments, contingencies for litigation, collectability of receivables and stock-based compensation.  Actual results could differ from those estimates.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2011
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE B – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1.	Cash and Cash Equivalents

We consider short term, highly liquid investments that have an original maturity of three months or less to be cash equivalents.

2.	Accounts Receivable and Allowance for Doubtful Accounts

The allowance for doubtful accounts is based on the Company’s past experience and other factors which, in management's judgment, deserve current recognition in estimating bad debts. Such factors include growth and composition of accounts receivable, the relationship of the allowance for doubtful accounts to accounts receivable and current economic conditions. The determination of the collectability of amounts due from customer accounts requires the Company to make judgments regarding future events and trends. Allowance for doubtful accounts is determined based on assessing the Company’s portfolio on an individual customer and on an overall basis. This process consists of a review of historical collection experience, current aging status of the customer accounts, and the financial condition of Trellis’s customers. Based on a review of these factors, the Company establishes or adjusts the allowance for specific customers and the accounts receivable portfolio as a whole. At June 30, 2011 and December 31, 2010, allowance for doubtful accounts totaled  $15,960 for both periods.

3.	Inventory

Inventory is stated at the lower of cost or market. Cost is determined using the average cost method and it includes the costs from manufacturers, and inbound freight. Appropriate consideration is given to obsolescence, excess quantities and other factors in evaluating the net realizable value.  The Company determines reserves for inventory based on the historical usage of inventory, age of inventory on hand, assumptions about future demand and market conditions, and estimates about potential alternative uses, which are usually limited.

4.	Property, Plant and Equipment

Property, plant and equipment are stated at cost.  Additions of new equipment and major renewals and replacements of existing equipment are capitalized.  Repairs and minor replacements are charged to operations as incurred.  Cost and accumulated depreciation and amortization are removed from the accounts when assets are sold or retired, and the resulting gains or losses are included in operations.

Depreciation of property, plant and equipment is provided using the straight-line method applied to the expected useful lives of the assets:

Estimated useful lives (years)
Machinery and equipment	3 – 7 years
Office furniture, fixtures and fittings	3 – 5 years

5.	Fair Value of Financial Instruments

The Company measures fair value in accordance with ASC Topic 820, Fair Value Measurements and Disclosures (ASC 820”) which defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).

6.	Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, it records deferred income taxes based on temporary differences between the financial reporting and tax bases of assets and liabilities and uses enacted tax rates and laws that the Company expects will be in effect when it recovers those assets or settles those liabilities, as the case may be, to measure those taxes.  The Company reviews deferred tax assets for a valuation allowance based upon whether it is more likely than not that the deferred tax asset will be fully realized.

The Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. As of June 30, 2011, the Company did not identify any uncertain tax positions.

The Company’s policy is to include interest and penalties related to unrecognized tax benefits within the income tax expense (benefit) line item in the statement of operations.

7.	Revenue and Cost Recognition

The Company generates revenues principally by the sale of disposable products for the food service industry. Revenue is recognized when the products being sold have been shipped, title and risk of loss have been transferred, collectability is probable and pricing is fixed. Title and risk of loss is determined by the terms and conditions of each sale. The majority of the Company's sales are to distributors in the United States. The Company delivers its products to the customers through either shipments from the Company's distribution center in Portland, Oregon or direct shipments from the vendor's manufacturing facility in China. For the six months ended June 30, 2011 and 2010, approximately 50% and 86%, respectively, of the Company's revenue was derived from shipments made from Portland Oregon. For the six months ended June 30, 2011 and 2010, approximately 50% and 14%, respectively, of the Company's revenue was derived from direct shipments from China. Revenues for the direct shipments are recognized when the customers received shipments. There are no provisions with the Company's distributors for returns without cause, and payment is due within 30 - 35 days from the date of transfer of title. The Company has not had any material collections issues with any of its distributors.

Beginning in March 2011, an affiliate of the Company's largest distributor, Bunzl, takes title to shipments in China. Under this arrangement, the Company recognizes revenue when title and risk of loss are transferred and when shipments are delivered to the customer’s facility in China. Payments for these sales are due 30 - 35 days from the date of transfer of title.

The Company’s cost of revenues includes cost of products purchased for distribution, inbound freight charges, purchasing and receiving costs, and the cost of internal inspection and quality control, depreciation of manufacturing assets and all direct costs related to related to distribution of the Company’s products.

The Company’s selling, general and administrative expenses include payroll and associated costs, advertising, professional fees and other corporate administrative costs. Selling, general and administrative expenses also include depreciation and amortization expense for assets.

8.	Advertising Costs

The Company expenses advertising costs as incurred. For the six months ended June 30, 2011 and 2010, advertising expense was  $9,603 and  $653, respectively.

9.	Earnings (loss) per Share of Common Stock

Basic and diluted net income per share calculations are calculated on the basis of the weighted average number of shares of the Company's common stock outstanding during the year. Purchases of treasury stock reduce the outstanding shares commencing on the date that the stock is purchased. Common stock equivalents are excluded from the calculation when a loss is incurred as their effect would be anti-dilutive.

As of June 30, 2011 and December 31, 2010, the Company has no options or warrants outstanding.
As of June 30, 2011 and December 31, 2010, the Company has Convertible Preferred Stock of 1,799,331 shares and 1,399,331 shares, respectively, which can be converted to Common Stock on a 2 to 1 basis. As of December 31, 2010, the Company had convertible debt that can be converted 400,000 shares of Convertible Preferred Stock.  As the effect of these common stock equivalents would have been anti-dilutive, we have excluded all of these dilutive securities in our calculation of diluted earnings per share for the years ending June 30, 2011 and December 31, 2010.

10.	Stock-based Compensation

The Company accounts for share-based awards issued to employees and non-employees in accordance with FASB ASC 718. Accordingly, employee share-based payment compensation is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite service period. Additionally, share-based awards to non-employees are expensed over the period in which the related services are rendered at their fair value.

11.	Research and Development Expenses

Research and development expenses are costs associated with developing the Company’s intellectual property. Research and development costs are expensed as incurred. Research and development expenses for the six months ended June30, 2011 and 2010 were  $33,600 and  $21,000, respectively.

12.	Concentrations

Trade accounts receivables are typically generated from companies with distribution operations, which would be impacted by conditions relative to the U.S. economy in general. During the six months ended June 30, 2011, 59% and 24% of revenues were attributable to two customers, respectively, and in the same period as of June 30, 2010, 72%, of revenues were attributable to one customer. The Company performs ongoing credit evaluations of its customers and, generally, requires no collateral. The Company is not aware of any significant credit risk relating to these customers and has not experienced any credit loss associated with such receivables.

13.	Recent Accounting Pronouncements Adopted

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2010-06, “Improving Disclosures About Fair Value Measurements” (ASU 2010-06), which amends the Fair Value Measurements and Disclosures Topic of the ASC (ASC Topic 820). Among other provisions, ASC Topic 820 establishes a fair value hierarchy that prioritizes the relative reliability of inputs used in fair value measurements. The hierarchy gives highest priority to Level 1 inputs that represent unadjusted quoted market prices in active markets for identical assets and liabilities that the reporting entity has the ability to access at the measurement date. Level 2 inputs are directly or indirectly observable inputs other than quoted prices included within Level 1. Level 3 inputs are unobservable inputs and have the lowest priority in the hierarchy. This amendment requires new disclosures on the value of, and the reason for, transfers in and out of Levels 1 and 2 of the fair value hierarchy and additional disclosures about purchases, sales, issuances and settlements within Level 3 fair value measurements. ASU 2010-06 also clarifies existing disclosure requirements on levels of disaggregation and about inputs and valuation techniques. ASU 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2009, except for the requirement to provide additional disclosures regarding Level 3 measurements which is effective for interim and annual reporting periods beginning after December 15, 2010.

14.	Subsequent Events

The Company evaluated all transactions from June 30, 2011 through September 21, 2011, the financial statement issuance date for subsequent event disclosure.

GOING CONCERN	6 Months Ended
Jun. 30, 2011
Going Concern
GOING CONCERN
NOTE C – GOING CONCERN

As reflected in the accompanying financial statements, the Company has a working capital deficit of  $287,560, an accumulated deficit of  $2,823,342 as of June 30, 2011, and net losses for the six months ended June 30, 2011 and 2010 of  $699,338 and  $158,548, respectively. The Company is currently seeking additional funding to expand its business model and support its operations. These issues raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent on its ability to raise additional capital and implement its business plan. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide the opportunity for the Company to continue as a going concern.

ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2011
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
NOTE D – ACCOUNTS RECEIVABLE, NET

At June 30, 2011 and December 31, 2010, accounts receivable consisted of the following:

	06/30/11	12/31/10
Accounts receivable	$285,162	$240,636
Less: allowance for bad debts	(15,960)	(15,960)
Accounts receivable, net	$269,202	$224,676

For the six months ended June 30, 2011 and 2010, the Company did not incur any bad debt expense.

INVENTORY	6 Months Ended
Jun. 30, 2011
InventoryAbstract
INVENTORY
NOTE E – INVENTORY, NET

At June 30, 2011 and December 31, 2010, inventory consisted solely of finished goods as follows:

	06/30/11	12/31/10
Finished goods	$420,798	$475.786
Less: allowance for inventory obsolescence	(9,775)	-
Inventory, net	$411,023	$475,786

The Company evaluates its inventory for excess and obsolescence on each balance sheet date and identified  $9,775 of slow moving inventory to be reserved at June 30, 2011. At December 31, 2010, the Company did not identify any issues of excess and obsolete inventory.

PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2011
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE F – PROPERTY, PLANT AND EQUIPMENT, NET

At June 30, 2011 and December 31, 2010, property, plant, and equipment consisted of the following:

	06/30/11	12/31/10
Furniture and fixtures	$45,938	$40,803
Assets not placed in service	79,100	70,000
Less: accumulated depreciation	(20,657)	(16,064)
Property, plant and equipment, net	$104,381	$94,739

Assets not placed in service include amounts paid for machinery and equipment that were not installed as of June 30, 2011 and December 31, 2010. The assets are comprised of machinery for installation in a production line. These assets will be placed in service after the Company's ancillary production equipment has been installed in order to facilitate the operation. The Company expects to have these assets installed during the first quarter of fiscal 2012.

For the six months ended June 30, 2011 and 2010, total depreciation expense was  $4,595 and  $4,328, respectively.

ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2011
Accrued Liabilities [Abstract] (Deprecated 2009-01-31)
ACCRUED LIABILITIES
NOTE G – ACCRUED LIABILITIES

At June 30, 2011 and December 31, 2010, accrued liabilities consisted of the following:

	06/30/11	12/31/10
Accrued professional fees	$62,000	$-
Accrued interest and other	45,285	20,853
Severance liability	140,100	160,000
Accrued rent	19,328	-
Total accrued liabilities	$266,713	$180,853

NOTES PAYABLE	6 Months Ended
Jun. 30, 2011
Notes Payable [Abstract]
NOTES PAYABLE
NOTE H – NOTES PAYABLE

The carrying value of notes payable at June 30, 2011 and December 31, 2010 consisted of the following:

	06/30/11	12/31/10
Wan-Yu, interest rate 12% ~14%	$20,000	$20,000
Hsiang, interest rate 14%	15,000	15,000
Yip, interest rate 18%	-	200,000
Notes payable – current portion	$35,000	$235,000

	06/30/11	12/31/10
Bootsma note, interest rate 5%	$100,000	$100,000
Zwest note, interest rate 18%	450,000	-
Notes payable – long-term	$550,000	$100,000

On July 15, 2009, the Company entered into a Promissory Note in the principal amount of  $20,000 with Wan-Yu, an individual, with an interest rate of 12% per annum for the first month and an interest rate of 14% after the first month. The interest on the note is payable in cash on a monthly basis. This note is secured by the Company’s inventory and due on demand. At June 30, 2011 and December 31, 2010, the principal balance due to Wan-Yu was  $20,000 and  $20,000, respectively. On August 1, 2011, the Company issued 10,000 shares of common stock to retire the  $20,000 note with Wan-Yu.

On October 1, 2010, the Company entered into a  $15,000 Promissory Note with Hsiang, an individual, with an interest rate of 14% per annum. The interest on the note is payable in cash on a monthly basis. The maturity date of this note was April 1, 2011. At June 30, 2011 and December 31, 2010, the principal balance due to Hsiang was  $15,000. On August 20, 2011, the Company issued 7,500 shares of common stock to retire the  $15,000 note with Hsiang.

On December 15, 2010, the Company entered into a  $200,000 Convertible Promissory Note with Yip, an individual, with an interest rate of 18% per annum. Of the interest, 14% was paid in cash and 4% was paid in the Company’s Preferred Stock at  $0.50 per share. The convertible promissory note is convertible in whole or in part at the lender’s option into shares of the Company’s Preferred Stock at  $0.50 per share. The Company evaluated the conversion feature of this note, and has deemed the conversion feature is not considered a derivative. The number of shares of Preferred Stock issuable upon conversion shall be determined by dividing the sum of the outstanding principal of this note being converted by  $0.50 per  share of Preferred Stock. The maturity date of this note was June 30, 2011. On June 30, 2011, the  $200,000 Yip note was converted into shares of the Company’s Preferred Stock at a price per share of  $0.50 for an aggregate number of 400,000 shares and subsequently converted to common stock in July 2011. The Company issued 400,000 Preferred shares on June 30, 2011 as full and final payment of the note.

On January 1, 2009, the Company entered into a Promissory Note of  $100,000 with Bootsma, an individual, with an interest rate of 5% per annum to redeem 1,000,000 shares of his common stock. The maturity date of this note is the earlier of the following:

(a) The date that is five years after the date of the agreement (January 1, 2014);

(b) The sale, conveyance or disposal of all or substantially all of the Company's property or business, or the Company's merger with or into or consolidation with any other corporation, or if the Company effects any other transaction or series of related transactions in which more than 50 percent of the voting stock of the Company is transferred, sold, or disposed of and the Company is not the survivor in such transaction or series of transactions;

(c) The liquidation, dissolution or indefinite cessation of the business operations of the Company;

(d) The execution by the Company of a general assignment for the benefit of creditors or the appointment of a receiver or trustee to take possession of the property or assets of the Company; or

(e) A firm commitment for an underwritten public offering by the Company of shares of its Common Stock.

On March 31, 2009, the Company entered into a Promissory Note with Zwest, the Company’s vendor in China, for  $287,062, with an interest rate of 12% per annum.  The maturity date of this note was December 31, 2009. As of December 31, 2009, the Company was in default. In 2010, the Company paid off the  $287,062 Promissory Note and Zwest agreed to provide the Company with a new payment arrangement for the remaining accounts payable outstanding with an interest rate of 12% per annum.  The terms of the payment arrangement are as follows.

For goods shipped before June 30, 2010:

(a) All payable amounts from 0 -4 5 days of shipping are considered regular trade payables and are not subject to the 12% interest;

(b) Payable amounts greater than 45 days are subject to the payment arrangement and are assessed a 12% interest rate.

For goods shipped after June 30, 2010:

(a) All payable amounts from 0 -75 days of shipping are considered regular trade payables and are not subject to the 12% interest; and

(b) Payable amounts greater than 75 days are subject to the payment arrangement and are assessed a 12% interest rate.

On June 30, 2011, the Company entered into a Promissory Note with Zwest whereby Zwest has agreed to convert  $450,000 of the inventory payable balance to a long-term note with interest payable monthly at 18% per annum with the principal due in full on September 30, 2012.

As of June 30, 2011 and December 31, 2010, the balances due Zwest are as follows:

	06/30/11	12/31/10
Accounts payable – Zwest	$305,215	$801,531
Promissory note – long-term	450,000	-
Total amounts due to Zwest	$755,215	$801,531

RELATED-PARTY TRANSACTION	6 Months Ended
Jun. 30, 2011
Related-Party Transaction
RELATED-PARTY TRANSACTION
NOTE I – RELATED-PARTY TRANSACTION

	06/30/11	12/31/10
Note Payable- Collins, interest rate 12%	$145,679	$145,679
Accrued interest, Collins	59,096	59,096
Amount due to related party	$204,775	$204,775

On August 15, 2008, the Company entered into a Promissory Note in the principal amount of  $431,925 with William Collins, the Company’s CEO, with an interest rate of 12% per annum. The interest on the note is payable in cash on a monthly basis. This note is unsecured and due on demand. As of June 30, 2011 and December 31, 2010, the balance due to Collins was  $204,775, of which  $59,096 is accrued interest for both periods.

INCOME TAXES	6 Months Ended
Jun. 30, 2011
Income Taxes
INCOME TAXES
NOTE J – INCOME TAXES

No provision for federal income taxes has been recognized for the six months ended June 30, 2011 and 2010 as the Company incurred a net operating loss for income tax purposes in each year and has no carry-back potential.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company assesses whether it is more likely than not that it will generate sufficient taxable income to realize its deferred income tax assets in a reasonable period of time. In making this determination, it considers all available positive and negative evidence and makes certain assumptions, including, among other things, the deferred tax liabilities; the overall business environment; the historical earnings and losses; and its outlook for future years. At June 30, 2011 and December 31, 2010, the deferred tax assets consisted of mainly the net operating losses carried over from the prior years and Company provided a full valuation allowance for its deferred tax assets, as it is more likely than not that these assets will not be realized in a reasonable period of time.

Reconciliation between actual tax expense (benefit) and income taxes computed by applying the U.S. federal income tax rate and state income tax rate to income from continuing operations before income taxes for the six months ended June 30, 2011 and 2010 are as follows:

	06/30/11	6/30/10
Computed at U.S. and State statutory rates (34%)	$(237,774)	$(53,906)
Stock-based compensation	76,500	12,240
Other differences	-	-
Change in valuation allowance	161,274	41,666
Total	$-	$-

Tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred liabilities at June 30, 2011 and December 31, 2010 are presented below:

	06/30/11	12/31/10
Deferred tax assets	$622,800	$461,526
Less valuation allowance	(622,800)	(461,526)
Net deferred tax assets	$-	$-

At June 30, 2011, the Company had net operating loss carry-forwards for federal and state income tax purposes of approximately  $1,831,800 which will begin to expire, if unused, in 2026. The valuation allowance increased approximately  $161,274 and  $137,709 for the six months ended June 30, 2011 and the year ended December 31, 2010, respectively.

The above estimates are based upon management's decisions concerning certain elections which could change the relationship between net income and taxable income. Management decisions are made annually and could cause the estimates to vary significantly.

COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2011
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES
NOTE K – COMMITMENTS AND CONTINGENCIES

Lease Commitments

In April 2011, the Company entered into two non-cancelable warehouse leases. Minimum future lease payments under non-cancelable lease agreements as of June 30, 2011, are  $450,652.

2011	$45,696
2012	93,220
2013	96,016
2014	98,897
2015 and thereafter	136,151
Total	$469,980

Litigation

The Company was involved in two cases, which have been consolidated in Multnomah County Circuit Court for the State of Oregon: (1) Trellis Earth Products, Inc. v. Randall R. Reed and Jon Holt, Multnomah County Circuit Court Case No. 1007-11053 (the “Trellis Earth Litigation”); and (2) Randall Reed v. Trellis Earth Products, Inc., Multnomah County Circuit Court Case No. 1008-11577 (the “Reed Litigation”).

Two former employees of the Company, Randall Reed and John Holt, were seeking to recover from the Company alleged wages and other purported employment benefits that were due upon their termination.

In June 2011, the Company reached a settlement with Randall R. Reed and Jon Holt, former employees of the Company, to resolve all matters related to the lawsuit against the Company. Under the terms of the settlement, without admitting fault or liability of any kind, the Company has agreed to pay in installments a total of  $159,416 to Randall R. Reed and Jon Holt and their attorneys. These individuals have agreed to dismiss the lawsuits with no ability to reassert its claims against the Company. Additionally, Randall R. Reed, Jon Holt and the Company have agreed to release each other from all claims arising out of or related to the lawsuit. An accrual of  $160,000 for the settlement has been accrued by the Company at December 31, 2010.
The following table is the payment schedule related to the settlement:

2011	$79,516
2012	60,000
Total	$139,516

CONCENTRATION RISKS	6 Months Ended
Jun. 30, 2011
Concentration Risks
CONCENTRATION RISKS
NOTE L – CONCENTRATION RISKS

The Company primarily engages in the distribution of bio-plastic products in the United States from a supplier in China. The Company’s products are mainly sold to domestic distributors. The following tables depict revenues and expenditures to major customers and major suppliers with greater than 10% of their respective totals.

a. Major Customers

The following table summarizes sales to major customers (each 10% or more of revenues):

	Sales to	Receivable as	Percentage of
Six months ended June 30, 2011	the customer	of June 30, 2011	total revenue
Bunzl and its affiliates	$824,883	$217,605	59%
Unified Management	328,063	435	24%

	Sales to	Receivable as	Percentage of
Six months ended June 30, 2010	the customer	June 30, 2010	total revenue
Bunzl and its affiliates	$810,956	$222,700	72%

Over 50% of our revenue is derived from Bunzl Distribution USA, Inc. (Bunzl) and its affiliates. If Bunzl were to terminate or materially reduce, for any reason, its business relationship with us, our operating results would be materially harmed.

b. Major Suppliers

The table following summarizes purchases from major suppliers (each 10% or more of purchases):

	Purchases from	Payable as	Percentage of
Six months ended June 30, 2011	the supplier	of June 30, 2011	total purchases
Zwest	$914,443	$755,215	99%

	Purchases from	Payable as	Percentage of
Six months ended June 30, 2010	the supplier	June 30, 2010	total purchases
Zwest	$572,275	$371,773	99%

The Company is dependent upon a single manufacturer for over 90% of the products we sell, which manufacturer is located in the People’s Republic of China (the "PRC"). Each shipment of the products could be delayed, waylaid, rerouted, stolen, lost or damaged, each of which could affect the performance and profitability of the Company. The Company may also face increased pressure for the supply of finished products that are produced by the manufacturer, as a result of increased demand and competitors seeking to displace the Company.

NOTE L – STOCKHOLDERS' EQUITY

Stock Split

In August 2011, the Company reincorporated under the laws of the State of Nevada. In connection with the reincorporation, the Company became authorized to issue 120,000,000 shares, of which 100,000,000 shares are designated as common stock,  $0.001 par value, and 20,000,000 shares are designated as preferred stock,  $0.001 par value. All share and per share amounts for all periods presented in these financial statements and notes thereto, have been adjusted retroactively, where applicable, to reflect the reverse stock split.

Common Stock:

During the six months ended June 30, 2011 and 2010, the Company granted 112,500 shares and 36,000 shares of its Common Stock to non-employees for their services. These shares were recorded at their then fair value of  $225,000 and  $42,107, respectively.

During the six months ended June 30, 2011, the Company issued 160,500 common shares and received gross proceeds of  $321,000. No offering costs were incurred.

Preferred Stock:

In August 2011, the Company converted all of its outstanding Convertible Preferred Stock into 906,609 shares of the Company’s Common Stock.

STOCKHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2011
STOCKHOLDERS' DEFICIT:
STOCKHOLDERS' EQUITY
NOTE L – STOCKHOLDERS' EQUITY

Stock Split

In August 2011, the Company reincorporated under the laws of the State of Nevada. In connection with the reincorporation, the Company became authorized to issue 120,000,000 shares, of which 100,000,000 shares are designated as common stock,  $0.001 par value, and 20,000,000 shares are designated as preferred stock,  $0.001 par value. All share and per share amounts for all periods presented in these financial statements and notes thereto, have been adjusted retroactively, where applicable, to reflect the reverse stock split.

Common Stock:

During the six months ended June 30, 2011 and 2010, the Company granted 112,500 shares and 36,000 shares of its Common Stock to non-employees for their services. These shares were recorded at their then fair value of  $225,000 and  $42,107, respectively.

During the six months ended June 30, 2011, the Company issued 160,500 common shares and received gross proceeds of  $321,000. No offering costs were incurred.

Preferred Stock:

In August 2011, the Company converted all of its outstanding Convertible Preferred Stock into 906,609 shares of the Company’s Common Stock.

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE M – SUBSEQUENT EVENTS

On August 3, 2011, the Company converted all of its outstanding Convertible Preferred Stock into 906,609 shares of the Company’s Common Stock.

On July 5, 2011, the Company issued 13,886 Convertible Preferred shares to Yip as payment of interest on the  $200,000 note that was converted as of June 30, 2011. These shares were converted into 6,943 shares of Common Stock in August with other outstanding Convertible Preferred Stock.

Subsequent to June 30, 2011, the Company issued 377,286 common shares and received gross proceeds of  $754,572. Of these 377,286 shares, 25,000 shares were sold to Neil Nelson, a director of the Company, for a purchase price of  $50,000. The remaining 352,286 shares were sold to unrelated third parties.

On August 1, 2011, the Company issued 10,000 shares of common stock to retire the  $20,000 note with Wan-Yu.

On August 20, 2011, the Company issued 7,500 shares of common stock to retire the  $15,000 note with Hsiang.

On September 15, 2011, the Company adopted and the stockholders approved the Company’s 2011 Employee Stock Option Plan. Under the Plan, options may be granted which are intended to qualify as Incentive Stock Options under Section 422 of the Internal Revenue Code of 1986 or which are not intended to qualify as Incentive Stock Options thereunder. The maximum number of options made available for issuance under the Plan are one million two hundred and fifty thousand (1,250,000) options. The options may be granted to officers, directors, employees or consultants of the Company and its subsidiaries at not less than 100% of the fair market value on the date on which the options are granted. The term of each Option granted under the Plan shall be contained in a stock option agreement between the Optionee and the Company. The Board of Directors or a committee thereof, administers all of the equity incentive plans and determines the terms of options granted, including the exercise price, the number of shares subject to individual option awards and the vesting period of options, within the limits set forth in the Plan. Options have a maximum term of 10 years and vest as determined by the Board of Directors.

On September 16, 2011 the Board approved the issuance of 995,000 options of the Company’s common stock to various employees , officers and directors of the company at an exercise price of  $2.00.Options issued to outside directors vested upon their agreement to serve, options granted to employee and officers vest over three years, all options granted have an expiration term of 10 years. The total value of options granted was  $2,110,332 at the grant date. The Company measured the value of options using the Black Scholes option model using the following assumptions; an expected dividend yield of 0%, estimated volatility of 59.65% and a risk free interest rate of 0.31% commensurate with the term.